Consolidated Statement of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Foreign Currency Adjustment Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 10		$ (11)	$ (18,358)	$ (18,359)
Beginning balance, shares at Dec. 31, 2020	100,000
Issuance of share capital - founder’s shares	$ 8,490				8,490
Issuance of share capital - founder's shares	84,900,000
Share issued in private placement completed on 25 May, 2021 at $0.05 per share	$ 41	20,599			20,640
Share issued in private placement completed 25 May, 2021 at $0.05 per share, shares	412,800
Shares issued in private placement completed on 02 Sep, 2021 at $0.50 per share	$ 121	605,379			605,500
Shares issued in private placement completed on 02 Sep, 2021 at $0.50 per share, shares	1,211,000
Exchange Reserve			271		271
Net loss				(65,280)	(65,280)
Ending balance, value at Dec. 31, 2021	$ 8,662	625,978	260	(83,638)	551,262
Ending balance, shares at Dec. 31, 2021	86,623,800
Exchange Reserve			(12,266)		(12,266)
Net loss				(208,700)	(208,700)
Ending balance, value at Dec. 31, 2022	$ 8,662	$ 625,978	$ (12,006)	$ (292,338)	$ 330,296
Ending balance, shares at Dec. 31, 2022	86,623,800